Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 184,160,000.00
Total Fee Amount	25,432.50
Total Offset Amount	0.00
Net Fee	$ 25,432.50
Offering Table N/A
Offset Table N/A	N/A